Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,593	$ 2,156	$ 2,138
Other comprehensive income (loss), net of related taxes:
Foreign currency translation, net of related taxes of ($8), $21 and ($11), respectively	(67)	900	(372)
Net unrealized gains (losses) on available-for-sale securities, net of reclassification adjustment and net of related taxes of ($134), $272 and ($119), respectively	(302)	367	(181)
Net unrealized gains (losses) on available-for-sale securities designated in fair value hedges, net of related taxes of $9, $16 and $16, respectively	24	22	23
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit, net of related taxes of $2, $3 and $5, respectively	4	3	7
Net unrealized gains (losses) on cash flow hedges, net of related taxes of ($17), ($181) and ($42), respectively	(33)	(285)	(64)
Net unrealized gains (losses) on retirement plans, net of related taxes of $8, $8 and $1, respectively	27	24	(11)
Other comprehensive income (loss)	(347)	1,031	(598)
Total comprehensive income	$ 2,246	$ 3,187	$ 1,540